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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth Opportunities Fund
ING Large Cap Value Fund
ING Mid Cap Value Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

ING GROWTH OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 18.1%
59,400		Comcast Corp. – Class A	2,363,526	2.2
30,320		Discovery Communications, Inc. - Class A	2,223,366	2.1
44,340		Foot Locker, Inc.	1,515,985	1.4
31,220		Gap, Inc.	1,027,763	1.0
27,330		Home Depot, Inc.	1,872,105	1.8
59,860	@	Lions Gate Entertainment Corp.	1,255,264	1.2
40,370		The Madison Square Garden, Inc.	2,257,490	2.1
28,855		Michael Kors Holdings Ltd.	1,710,524	1.6
13,448	@	Penn National Gaming, Inc.	670,383	0.6
17,240		Petsmart, Inc.	1,122,496	1.1
22,990		Six Flags Entertainment Corp.	1,535,962	1.5
29,670		Tribune Co. - Class A	1,572,510	1.5
		19,127,374		18.1

		Consumer Staples: 10.7%
45,460		Coca-Cola Enterprises, Inc.	1,626,559	1.5
19,390		Costco Wholesale Corp.	1,964,013	1.8
15,214		Hershey Co.	1,267,935	1.2
40,590		Hillshire Brands Co.	1,315,116	1.2
14,450		JM Smucker Co.	1,377,085	1.3
36,790		Mondelez International, Inc.	1,017,243	1.0
21,690		Procter & Gamble Co.	1,652,344	1.6
13,340		Whole Foods Market, Inc.	1,142,171	1.1
		11,362,466		10.7

		Energy: 5.6%
24,880	@	Cameron International Corp.	1,585,354	1.5
13,010		EOG Resources, Inc.	1,635,487	1.6
84,750	@	McDermott International, Inc.	1,078,020	1.0
43,220		Oasis Petroleum, Inc.	1,586,174	1.5
		5,885,035		5.6

		Financials: 5.0%
7,680	@	Affiliated Managers Group, Inc.	1,123,046	1.1
8,500		Blackrock, Inc.	2,037,875	1.9
24,020		JPMorgan Chase & Co.	1,175,058	1.1
11,780		Travelers Cos., Inc.	947,348	0.9
		5,283,327		5.0

		Health Care: 13.0%
16,220	@	Celgene Corp.	1,673,580	1.6
30,910	@	Express Scripts Holding Co.	1,759,088	1.7
66,330		Gilead Sciences, Inc.	2,832,954	2.7
11,810	@	Henry Schein, Inc.	1,053,688	1.0
15,770		McKesson Corp.	1,673,670	1.6
34,400	@	Myriad Genetics, Inc.	874,448	0.8
9,030		Perrigo Co.	1,021,925	1.0
38,630	L	Resmed, Inc.	1,718,649	1.6
22,710	@	Salix Pharmaceuticals Ltd.	1,109,383	1.0
		13,717,385		13.0

		Industrials: 13.8%
28,370		Ametek, Inc.	1,186,717	1.1
34,998		Danaher Corp.	2,155,877	2.1
23,160		Equifax, Inc.	1,276,579	1.2
9,770		Flowserve Corp.	1,568,085	1.5
8,330		IHS, Inc.	885,063	0.8
17,980		Nordson Corp.	1,139,932	1.1
11,235		Regal-Beloit Corp.	868,241	0.8
15,294		Roper Industries, Inc.	1,905,785	1.8
16,600		Union Pacific Corp.	2,276,026	2.2
38,020		Waste Connections, Inc.	1,300,664	1.2
		14,562,969		13.8

		Information Technology: 27.9%
12,124		Apple, Inc.	5,351,534	5.1
29,780	@	Autodesk, Inc.	1,093,522	1.0
33,840		Broadcom Corp.	1,154,282	1.1
67,640	@	EMC Corp.	1,556,396	1.5
11,590	@	F5 Networks, Inc.	1,094,444	1.0
33,010		Flir Systems, Inc.	869,483	0.8
5,190		Google, Inc. - Class A	4,158,228	3.9
18,360		International Business Machines Corp.	3,687,239	3.5
23,080		Intuit, Inc.	1,488,198	1.4
47,870	@	Juniper Networks, Inc.	989,952	1.0
41,660	@	NetApp, Inc.	1,409,358	1.3
94,873		Oracle Corp.	3,250,349	3.1
31,050		Qualcomm, Inc.	2,037,811	1.9
37,310		Xilinx, Inc.	1,390,544	1.3
		29,531,340		27.9

		Materials: 4.5%
23,240		Celanese Corp.	1,088,794	1.0
18,760		Eastman Chemical Co.	1,308,135	1.3
27,880		International Paper Co.	1,226,999	1.2
70,660		Steel Dynamics, Inc.	1,078,978	1.0
		4,702,906		4.5

	Total Common Stock
	(Cost $85,749,822)	104,172,802		98.6

ING GROWTH OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc(1): 1.6%
711,384	Cantor Fitzgerald, Repurchase Agreement dated 02/28/13, 0.21%, due 03/01/13 (Repurchase Amount $711,388, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.997%, Market Value plus accrued interest $725,612, due 02/06/14-05/01/51)	711,384	0.7
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 02/28/13, 0.21%, due 03/01/13 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Agency Obligations, 2.059%-9.500%, Market Value plus accrued interest $1,020,000, due 05/01/13-10/01/42)	1,000,000	0.9
		1,711,384	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
2,123,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $2,123,000)	2,123,000	2.0

	Total Short-Term Investments
	(Cost $3,834,384)	3,834,384	3.6

	Total Investments in Securities (Cost $89,584,206)	$ 108,007,186	102.2
	Liabilities in Excess of Other Assets	(2,286,297)	(2.2)
	Net Assets	$ 105,720,889	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $89,795,483.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,271,402
Gross Unrealized Depreciation	(1,059,699)
Net Unrealized Appreciation	$18,211,703

ING GROWTH OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$104,172,802	$—	$—	$104,172,802
Short-Term Investments	2,123,000	1,711,384	—	3,834,384
Total Investments, at fair value	$106,295,802	$1,711,384	$—	$108,007,186

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.2%
		Consumer Discretionary: 9.2%
209,617		Comcast Corp. – Class A	8,340,660	1.8
128,663		Delphi Automotive PLC	5,384,547	1.2
120,675		Foot Locker, Inc.	4,125,878	0.9
254,834		Lowe's Cos., Inc.	9,721,917	2.1
124,307		Macy's, Inc.	5,109,018	1.1
106,200	@	Penn National Gaming, Inc.	5,294,070	1.1
68,900		Six Flags Entertainment Corp.	4,603,209	1.0
		42,579,299		9.2

		Consumer Staples: 7.0%
139,100		Hillshire Brands Co.	4,506,840	1.0
147,029		Kraft Foods Group, Inc.	7,126,496	1.5
52,482		Philip Morris International, Inc.	4,815,223	1.0
210,500		Procter & Gamble Co.	16,035,890	3.5
		32,484,449		7.0

		Energy: 14.9%
54,600		Anadarko Petroleum Corp.	4,345,068	0.9
306,200		Arch Coal, Inc.	1,601,426	0.3
34,087		EOG Resources, Inc.	4,285,077	0.9
301,318		ExxonMobil Corp.	26,983,027	5.8
210,518		Halliburton Co.	8,738,602	1.9
88,100		Noble Corp.	3,155,742	0.7
99,000		Occidental Petroleum Corp.	8,150,670	1.8
101,026	@	Rowan Companies PLC	3,494,489	0.8
78,237		Royal Dutch Shell PLC - Class A ADR	5,136,259	1.1
127,350		Statoil ASA ADR	3,174,836	0.7
		69,065,196		14.9

		Financials: 25.3%
173,914		AllianceBernstein Holding LP	4,005,239	0.9
80,270		Ameriprise Financial, Inc.	5,508,930	1.2
162,254		Blackstone Group LP	3,066,601	0.7
167,295		Citigroup, Inc.	7,021,371	1.5
84,442		EPR Properties	4,119,925	0.9
359,493		Fifth Third Bancorp.	5,694,369	1.2
255,700		Host Hotels & Resorts, Inc.	4,262,519	0.9
198,000		Invesco Ltd.	5,304,420	1.1
280,136		JPMorgan Chase & Co.	13,704,253	3.0
195,215		Lincoln National Corp.	5,766,651	1.2
85,336		PNC Financial Services Group, Inc.	5,324,113	1.2
81,036		Prudential Financial, Inc.	4,503,170	1.0
614,200		Regions Financial Corp.	4,698,630	1.0
187,691		SunTrust Bank	5,178,395	1.1
81,292		Travelers Cos., Inc.	6,537,503	1.4
235,462		US Bancorp.	8,000,999	1.7
156,498		Weingarten Realty Investors	4,796,664	1.0
402,248		Wells Fargo & Co.	14,110,860	3.0
211,845		XL Group PLC	6,067,241	1.3
		117,671,853		25.3

		Health Care: 9.5%
68,065		Abbott Laboratories	2,299,916	0.5
53,000		Amgen, Inc.	4,844,730	1.1
148,308		Medtronic, Inc.	6,667,928	1.4
297,280		Merck & Co., Inc.	12,702,774	2.7
650,427		Pfizer, Inc.	17,802,187	3.8
		44,317,535		9.5

		Industrials: 8.9%
117,396		Ametek, Inc.	4,910,675	1.1
61,849		Boeing Co.	4,756,188	1.0
208,100		CSX Corp.	4,773,814	1.0
44,269		Fluor Corp.	2,740,251	0.6
81,575		General Dynamics Corp.	5,544,653	1.2
249,588		General Electric Co.	5,795,433	1.3
37,300		Hubbell, Inc.	3,465,543	0.7
37,500		Roper Industries, Inc.	4,672,875	1.0
35,082		Union Pacific Corp.	4,810,093	1.0
		41,469,525		8.9

		Information Technology: 6.0%
109,413		Automatic Data Processing, Inc.	6,713,582	1.5
536,791		Cisco Systems, Inc.	11,192,092	2.4
160,030		Microchip Technology, Inc.	5,836,294	1.3
140,106		Microsoft Corp.	3,894,947	0.8
		27,636,915		6.0

		Materials: 3.5%
68,859		Eastman Chemical Co.	4,801,538	1.0
121,825		International Paper Co.	5,361,518	1.2
126,379		Nucor Corp.	5,693,374	1.2
13,645		Packaging Corp. of America	570,088	0.1
		16,426,518		3.5

		Telecommunication Services: 1.3%
180,046		CenturyTel, Inc.	6,242,195	1.3

		Utilities: 5.6%
273,540		CenterPoint Energy, Inc.	5,861,962	1.3
95,293		DTE Energy Co.	6,365,572	1.4
68,987		Entergy Corp.	4,295,131	0.9
241,167		Great Plains Energy, Inc.	5,264,676	1.1
224,089		NV Energy, Inc.	4,427,999	0.9
		26,215,340		5.6

	Total Common Stock
	(Cost $369,722,897)	424,108,825		91.2

ING LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
13,991,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $13,991,000)	13,991,000	3.0

	Total Short-Term Investments
	(Cost $13,991,000)	13,991,000	3.0

	Total Investments in Securities (Cost $383,713,897)	$ 438,099,825	94.2
	Assets in Excess of Other Liabilities	26,987,887	5.8
	Net Assets	$ 465,087,712	100.0

@	Non-income producing security
ADR	American Depositary Receipt

Cost for federal income tax purposes is $384,448,603.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$56,319,755
Gross Unrealized Depreciation	(2,668,533)
Net Unrealized Appreciation	$53,651,222

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$424,108,825	$—	$—	$424,108,825
Short-Term Investments	13,991,000	—	—	13,991,000
Total Investments, at fair value	$438,099,825	$—	$—	$438,099,825

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 8.9%
64,603	@	ANN, Inc.	1,827,619	0.6
22,248		Ascena Retail Group, Inc.	373,544	0.1
22,300		Brunswick Corp.	812,612	0.3
36,050		Dana Holding Corp.	603,116	0.2
19,300		Family Dollar Stores, Inc.	1,110,715	0.4
41,461	@	Jarden Corp.	2,575,143	0.9
33,000	L	Lennar Corp.	1,273,470	0.4
106,600		Mattel, Inc.	4,343,950	1.4
40,200		Men's Wearhouse, Inc.	1,130,424	0.4
200,200		Newell Rubbermaid, Inc.	4,672,668	1.5
4,800		Ross Stores, Inc.	278,208	0.1
929,400		Samsonite International SA	2,194,366	0.7
61,647	@	Tenneco, Inc.	2,184,153	0.7
51,800	@	Toll Brothers, Inc.	1,767,416	0.6
29,570		TRW Automotive Holdings Corp.	1,735,463	0.6
		26,882,867		8.9

		Consumer Staples: 2.3%
39,000		Bunge Ltd.	2,890,290	1.0
6,700		Dr Pepper Snapple Group, Inc.	292,254	0.1
14,191		Energizer Holdings, Inc.	1,304,579	0.4
31,500		Harris Teeter Supermarkets, Inc.	1,354,500	0.4
18,400		Ingredion, Inc.	1,218,080	0.4
		7,059,703		2.3

		Energy: 10.1%
50,450	@	Cameron International Corp.	3,214,674	1.1
122,900	L	Cobalt International Energy, Inc.	3,031,943	1.0
24,200		Consol Energy, Inc.	778,030	0.3
49,950		Dresser-Rand Group, Inc.	3,079,917	1.0
83,948	@	Gulfport Energy Corp.	3,437,671	1.1
18,400		Japan Petroleum Exploration Co.	697,269	0.2
72,705	@	Key Energy Services, Inc.	623,809	0.2
98,850	@	McDermott International, Inc.	1,257,372	0.4
45,900	@	Newfield Exploration Co.	1,061,208	0.3
134,954		Noble Corp.	4,834,052	1.6
120,000		Ocean Rig UDW, Inc.	1,748,400	0.6
131,150		QEP Resources, Inc.	3,994,829	1.3
23,800		Tidewater, Inc.	1,126,454	0.4
133,400		Trican Well Services Ltd.	1,719,162	0.6
		30,604,790		10.1

		Financials: 22.3%
58,500		American Assets Trust, Inc.	1,768,455	0.6
48,600		American Financial Group, Inc.	2,136,456	0.7
–		Ares Capital Corp.	–	–
63,200		BankUnited, Inc.	1,792,352	0.6
20,600		Beneficial Mutual Bancorp, Inc.	197,554	0.1
90,100		BR Properties SA	1,119,764	0.4
65,200		Comerica, Inc.	2,241,576	0.7
28,100		Equity Lifestyle Properties, Inc.	2,070,689	0.7
28,200		EverBank Financial Corp.	425,820	0.1
16,200		Everest Re Group Ltd.	2,018,682	0.7
161,240		Fifth Third Bancorp.	2,554,042	0.8
73,340		First Midwest Bancorp., Inc.	916,750	0.3
39,350		First Republic Bank	1,434,307	0.5
92,200	@	Forest City Enterprises, Inc.	1,478,888	0.5
38,700		Hanover Insurance Group, Inc.	1,651,716	0.5
142,400		Hartford Financial Services Group, Inc.	3,362,064	1.1
53,000		Hatteras Financial Corp.	1,414,570	0.5
60,250		HCC Insurance Holdings, Inc.	2,410,000	0.8
247,222		Huntington Bancshares, Inc.	1,737,971	0.6
19,600		IBERIABANK Corp.	983,920	0.3
14,700		Iguatemi Empresa de Shopping Centers S.A.	202,149	0.1
44,000		Invesco Ltd.	1,178,760	0.4
458,080		KKR Financial Holdings LLC	5,080,107	1.7
27,600		LaSalle Hotel Properties	700,764	0.2
54,733		People's United Financial, Inc.	717,002	0.2
62,700		PHH Corp.	1,317,327	0.4
18,320		Popular, Inc.	511,494	0.2
65,400		Principal Financial Group, Inc.	2,067,294	0.7
289,800		Regions Financial Corp.	2,216,970	0.7
125,759		Reinsurance Group of America, Inc.	7,231,143	2.4
128,642		Tower Group, Inc.	2,399,173	0.8
262,400		UnumProvident Corp.	6,420,928	2.1
55,400		Weyerhaeuser Co.	1,629,314	0.5
87,800		XL Group PLC	2,514,592	0.8
76,500		Zions Bancorp.	1,846,710	0.6
		67,749,303		22.3

		Health Care: 9.0%
241,385		Almirall SA	3,060,823	1.0
98,600		AmerisourceBergen Corp.	4,653,920	1.5
202,800	@	Boston Scientific Corp.	1,498,692	0.5
102,100	@	Brookdale Senior Living, Inc.	2,826,128	0.9
26,700	@	Centene Corp.	1,202,034	0.4
9,000		Cigna Corp.	526,140	0.2
18,800		Endo Pharmaceuticals Holdings, Inc.	582,800	0.2
8,650		Humana, Inc.	590,449	0.2
87,900		Impax Laboratories, Inc.	1,743,057	0.6
68,000	@	Mylan Laboratories	2,013,480	0.6
12,450		Teleflex, Inc.	995,502	0.3
24,658		UCB S.A.	1,423,997	0.5

ING Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
52,700		Universal Health Services, Inc.	3,050,803	1.0
14,400		Vanguard Health Systems, Inc.	214,128	0.1
90,800		Warner Chilcott PLC	1,226,708	0.4
31,600		WellCare Health Plans, Inc.	1,807,204	0.6
		27,415,865		9.0

		Industrials: 18.3%
114,818		Acacia Research - Acacia Technologies	3,210,311	1.1
788,883	@	ACCO Brands Corp.	5,916,622	2.0
36,400		AGCO Corp.	1,873,872	0.6
89,500		Barnes Group, Inc.	2,381,595	0.8
28,900		Chicago Bridge & Iron Co. NV	1,548,751	0.5
155,500		Delta Airlines, Inc.	2,218,985	0.7
18,500		Dover Corp.	1,356,975	0.4
32,200	@	Esterline Technologies Corp.	2,219,546	0.7
31,250		Fluor Corp.	1,934,375	0.6
25,417		Gardner Denver, Inc.	1,804,353	0.6
30,600		Hubbell, Inc.	2,843,046	0.9
133,150		KBR, Inc.	4,046,428	1.3
31,869	@	Kirby Corp.	2,421,407	0.8
35,400	@	Moog, Inc.	1,591,584	0.5
12,859		Old Dominion Freight Line	462,281	0.2
13,030		Owens Corning, Inc.	505,694	0.2
53,600		Pentair Ltd.	2,855,272	0.9
6,250		Regal-Beloit Corp.	483,000	0.2
37,230		Republic Services, Inc.	1,170,511	0.4
33,869		Rexel SA	783,908	0.2
75,250		Spirit Airlines, Inc.	1,523,813	0.5
21,500		SPX Corp.	1,730,965	0.6
8,200		Teledyne Technologies, Inc.	603,356	0.2
38,800		Triumph Group, Inc.	2,848,308	0.9
49,050		United Rentals, Inc.	2,619,761	0.9
66,450		Werner Enterprises, Inc.	1,529,679	0.5
43,500		Wesco International, Inc.	3,214,650	1.1
		55,699,048		18.3

		Information Technology: 9.2%
133,497	@	Arrow Electronics, Inc.	5,359,905	1.8
79,700		Avago Technologies Ltd.	2,727,334	0.9
35,650	@	Avnet, Inc.	1,258,801	0.4
68,600		Booz Allen Hamilton Holding Corp.	878,080	0.3
42,600	@	Check Point Software Technologies	2,236,926	0.7
102,650		Fairchild Semiconductor International, Inc.	1,463,789	0.5
109,000	@	Microsemi Corp.	2,248,670	0.7
48,200	@	Sandisk Corp.	2,428,798	0.8
255,507	@	Skyworks Solutions, Inc.	5,442,299	1.8
159,100	@	Teradyne, Inc.	2,666,516	0.9
20,400		Verint Systems, Inc.	697,068	0.2
29,200		Web.com Group, Inc.	498,736	0.2
		27,906,922		9.2

		Materials: 11.2%
27,280		Allegheny Technologies, Inc.	831,222	0.3
36,028		Ashland, Inc.	2,809,103	0.9
93,900		AuRico Gold, Inc.	590,631	0.2
24,100		Buckeye Technologies, Inc.	668,293	0.2
26,500		Cabot Corp.	974,670	0.3
25,400		Carpenter Technology Corp.	1,199,642	0.4
42,100		Celanese Corp.	1,972,385	0.7
93,999	@	Crown Holdings, Inc.	3,653,741	1.2
33,600		Cytec Industries, Inc.	2,432,304	0.8
3,200		FMC Corp.	192,832	0.1
148,672		Incitec Pivot Ltd.	488,697	0.2
63,100		International Paper Co.	2,777,031	0.9
43,000	@	Louisiana-Pacific Corp.	901,710	0.3
85,500		Methanex Corp.	3,127,590	1.0
111,100		New Gold, Inc.	978,791	0.3
171,970	@	Owens-Illinois, Inc.	4,385,235	1.4
65,000		Packaging Corp. of America	2,715,700	0.9
6,950		Reliance Steel & Aluminum Co.	462,800	0.2
59,001		Rexam PLC	459,741	0.2
41,656		Schweitzer-Mauduit International, Inc.	1,535,024	0.5
641,000		Yingde Gases	751,207	0.2
		33,908,349		11.2

		Utilities: 6.2%
39,500		Alliant Energy Corp.	1,883,755	0.6
16,500		Cleco Corp.	730,950	0.3
59,050		CMS Energy Corp.	1,571,321	0.5
79,700		Edison International	3,827,991	1.3
41,700		Great Plains Energy, Inc.	910,311	0.3
50,800		Northeast Utilities	2,108,708	0.7
25,800		NorthWestern Corp.	1,005,684	0.3
119,500		NV Energy, Inc.	2,361,320	0.8
78,800		UGI Corp.	2,822,616	0.9
39,600		Wisconsin Energy Corp.	1,635,480	0.5
		18,858,136		6.2

	Total Common Stock
	(Cost $259,520,831)	296,084,983		97.5

EXCHANGE-TRADED FUNDS: 0.2%
12,000		iShares Russell Midcap Value Index Fund	658,920	0.2

	Total Exchange-Traded Funds
	(Cost $632,618)	658,920		0.2

	Total Long-Term Investments
	(Cost $260,153,449)	296,743,903		97.7

ING Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.4%
324,822	Cantor Fitzgerald, Repurchase Agreement dated 02/28/13, 0.21%, due 03/01/13 (Repurchase Amount $324,824, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.997%, Market Value plus accrued interest $331,318, due 02/06/14-05/01/51)	324,822	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.372%-8.000%, Market Value plus accrued interest $1,020,074, due 04/01/13-08/01/46)	1,000,000	0.3
		1,324,822	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,311,698	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $3,311,698)	3,311,698	1.1

	Total Short-Term Investments
	(Cost $4,636,520)	4,636,520	1.5

	Total Investments in Securities (Cost $264,789,969)	$ 301,380,423	99.2
	Assets in Excess of Other Liabilities	2,514,400	0.8
	Net Assets	$ 303,894,823	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $227,689,458.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,402,028
Gross Unrealized Depreciation	(8,863,454)
Net Unrealized Appreciation	$12,538,574

ING Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$24,688,501	$2,194,366	$—	$26,882,867
Consumer Staples	7,059,703	—	—	7,059,703
Energy	29,907,521	697,269	—	30,604,790
Financials	67,749,303	—	—	67,749,303
Health Care	22,931,045	4,484,820	—	27,415,865
Industrials	54,915,140	783,908	—	55,699,048
Information Technology	27,906,922	—	—	27,906,922
Materials	32,208,705	1,699,644	—	33,908,349
Utilities	18,858,136	—	—	18,858,136
Total Common Stock	286,224,976	9,860,007	—	296,084,983
Exchange-Traded Funds	658,920	—	—	658,920
Short-Term Investments	3,311,698	1,324,822	—	4,636,520
Total Investments, at fair value	$290,195,594	$11,184,829	$—	$301,380,423

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 24.5%
399,268		Brinker International, Inc.	13,327,566	1.3
537,640		Delphi Automotive PLC	22,500,234	2.2
323,850		Discovery Communications, Inc. - Class A	23,747,920	2.3
435,455		Foot Locker, Inc.	14,888,206	1.5
524,740		Gap, Inc.	17,274,441	1.7
195,016		Harley-Davidson, Inc.	10,263,692	1.0
136,649		Liberty Media Corp.	14,758,092	1.4
563,190	@,L	Lions Gate Entertainment Corp.	11,810,094	1.2
259,101		Macy's, Inc.	10,649,051	1.0
158,870		The Madison Square Garden, Inc.	8,884,010	0.9
268,345		Michael Kors Holdings Ltd.	15,907,492	1.5
662,750		Newell Rubbermaid, Inc.	15,468,585	1.5
304,940	@	Penn National Gaming, Inc.	15,201,259	1.5
222,980		Petsmart, Inc.	14,518,228	1.4
146,871		Ross Stores, Inc.	8,512,643	0.8
157,780		Six Flags Entertainment Corp.	10,541,282	1.0
126,280		Ulta Salon Cosmetics & Fragrance, Inc.	11,183,357	1.1
201,758		Wyndham Worldwide Corp.	12,153,902	1.2
		251,590,054		24.5

		Consumer Staples: 7.1%
447,249		Coca-Cola Enterprises, Inc.	16,002,569	1.5
131,287		Hershey Co.	10,941,459	1.1
453,690		Hillshire Brands Co.	14,699,556	1.4
140,380		JM Smucker Co.	13,378,214	1.3
211,640		Whole Foods Market, Inc.	18,120,617	1.8
		73,142,415		7.1

		Energy: 6.3%
332,447	@	Cameron International Corp.	21,183,523	2.1
335,830		Oasis Petroleum, Inc.	12,324,961	1.2
505,810		Patterson-UTI Energy, Inc.	11,805,605	1.1
248,887		Range Resources Corp.	19,114,522	1.9
		64,428,611		6.3

		Financials: 8.4%
85,280	@	Affiliated Managers Group, Inc.	12,470,495	1.2
152,626		Ameriprise Financial, Inc.	10,474,722	1.0
276,110		Arthur J. Gallagher & Co.	10,624,713	1.0
677,267		Fifth Third Bancorp.	10,727,909	1.0
419,676		Nasdaq Stock Market, Inc.	13,286,942	1.3
267,710		T. Rowe Price Group, Inc.	19,058,275	1.9
282,020		Tanger Factory Outlet Centers, Inc.	9,952,486	1.0
		86,595,542		8.4

		Health Care: 13.0%
145,185	@	Actavis, Inc.	12,363,954	1.2
445,730		Agilent Technologies, Inc.	18,488,880	1.8
96,874	@	Alexion Pharmaceuticals, Inc.	8,402,851	0.8
136,734		Cooper Cos., Inc.	14,502,008	1.4
353,630		HCA Holdings, Inc.	13,116,137	1.3
117,260	@	Henry Schein, Inc.	10,461,937	1.0
286,230	@	Myriad Genetics, Inc.	7,275,967	0.7
89,980		Perrigo Co.	10,183,037	1.0
37,380		Regeneron Pharmaceuticals, Inc.	6,242,460	0.6
342,190	L	Resmed, Inc.	15,224,033	1.5
148,330	@	Salix Pharmaceuticals Ltd.	7,245,920	0.7
206,850	@	Vertex Pharmaceuticals, Inc.	9,684,717	1.0
		133,191,901		13.0

		Industrials: 15.9%
142,533		Acuity Brands, Inc.	9,710,773	0.9
438,247		Ametek, Inc.	18,331,872	1.8
174,132		BE Aerospace, Inc.	9,161,085	0.9
288,000		Equifax, Inc.	15,874,560	1.5
91,570		Flowserve Corp.	14,696,985	1.4
83,621		IHS, Inc.	8,884,731	0.9
204,400		Nordson Corp.	12,958,960	1.3
252,114		Pall Corp.	17,189,133	1.7
110,666		Regal-Beloit Corp.	8,552,268	0.8
169,843		Roper Industries, Inc.	21,164,136	2.1
438,522		Waste Connections, Inc.	15,001,838	1.5
148,956		Wesco International, Inc.	11,007,848	1.1
		162,534,189		15.9

		Information Technology: 17.6%
230,972		Analog Devices, Inc.	10,444,554	1.0
402,360	@	Autodesk, Inc.	14,774,659	1.4
334,720		Broadcom Corp.	11,417,299	1.1
196,510	@	Citrix Systems, Inc.	13,932,559	1.4
162,160	@	F5 Networks, Inc.	15,312,769	1.5
541,571		Flir Systems, Inc.	14,264,980	1.4
210,530	@	Gartner, Inc.	10,475,973	1.0
351,638		Intuit, Inc.	22,673,618	2.2
471,590	@	Juniper Networks, Inc.	9,752,481	1.0
570,944	@	NetApp, Inc.	19,315,036	1.9
149,170		Teradata Corp.	8,660,810	0.8
610,540	@	TIBCO Software, Inc.	13,096,083	1.3
436,407		Xilinx, Inc.	16,264,889	1.6
		180,385,710		17.6

		Materials: 4.9%
282,360		Celanese Corp.	13,228,566	1.3
192,000		Eastman Chemical Co.	13,388,160	1.3
316,034		Packaging Corp. of America	13,203,901	1.3

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

689,020	Steel Dynamics, Inc.	10,521,335	1.0
		50,341,962	4.9

	Total Common Stock
	(Cost $864,870,350)	1,002,210,384	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc(1): 1.0%
2,429,036	Barclays Bank PLC, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $2,429,049, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,477,618, due 03/01/13-05/04/37)	2,429,036	0.3
2,429,036	Citigroup, Inc., Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $2,429,049, collateralized by various U.S. Government Agency Obligations, 1.372%-8.000%, Market Value plus accrued interest $2,477,797, due 04/01/13-08/01/46)	2,429,036	0.2
511,341	Daiwa Capital Markets, Repurchase Agreement dated 01/02/13, 0.22%, due 03/01/13 (Repurchase Amount $511,520, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.114%, Market Value plus accrued interest $521,568, due 07/17/13-03/01/43)	511,341	0.1
2,429,036	Deutsche Bank AG, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $2,429,049, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,477,618, due 04/01/13-02/15/53)	2,429,036	0.2
2,429,036	Goldman Sachs & Co., Repurchase Agreement dated 02/28/13, 0.18%, due 03/01/13 (Repurchase Amount $2,429,048, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,477,626, due 04/15/13-09/27/32)	2,429,036	0.2
		10,227,485	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
29,018,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $29,018,000)	29,018,000	2.8

	Total Short-Term Investments
	(Cost $39,245,485)	39,245,485	3.8

	Total Investments in Securities (Cost $904,115,835)	$ 1,041,455,869	101.5
	Liabilities in Excess of Other Assets	(15,749,209)	(1.5)
	Net Assets	$ 1,025,706,660	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $905,102,796.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$148,672,965
Gross Unrealized Depreciation	(12,319,892)
Net Unrealized Appreciation	$136,353,073

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,002,210,384	$—	$—	$1,002,210,384
Short-Term Investments	29,018,000	10,227,485	—	39,245,485
Total Investments, at fair value	$1,031,228,384	$10,227,485	$—	$1,041,455,869

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Financials: 99.0%
405,300	American Campus Communities, Inc.	18,319,560	1.6
80,800	American Tower Corp.	6,270,080	0.5
451,100	Apartment Investment & Management Co.	13,361,582	1.1
295,669	AvalonBay Communities, Inc.	36,908,361	3.1
280,300	BioMed Realty Trust, Inc.	5,919,936	0.5
489,682	Boston Properties, Inc.	50,868,166	4.3
829,900	Brandywine Realty Trust	11,411,125	1.0
489,300	BRE Properties, Inc.	23,784,873	2.0
660,900	CBL & Associates Properties, Inc.	15,028,866	1.3
374,600	@ CommonWealth REIT	7,117,400	0.6
541,778	CubeSmart	7,985,808	0.7
1,123,400	DDR Corp.	19,401,118	1.6
179,400	Digital Realty Trust, Inc.	12,016,212	1.0
865,500	Douglas Emmett, Inc.	21,213,405	1.8
1,591,700	Duke Realty Corp.	25,721,872	2.2
201,100	EPR Properties	9,811,669	0.8
741,939	Equity Residential	40,836,323	3.4
121,600	Essex Property Trust, Inc.	18,117,184	1.5
132,100	Federal Realty Investment Trust	14,030,341	1.2
1,891,742	General Growth Properties, Inc.	36,207,942	3.1
1,101,500	HCP, Inc.	53,841,320	4.5
644,100	Health Care Real Estate Investment Trust, Inc.	41,312,574	3.5
567,820	Healthcare Realty Trust, Inc.	15,104,012	1.3
466,100	Highwoods Properties, Inc.	17,012,650	1.4
3,034,155	Host Hotels & Resorts, Inc.	50,579,364	4.3
456,800	Kilroy Realty Corp.	24,100,768	2.0
1,701,123	Kimco Realty Corp.	37,033,448	3.1
440,900	LaSalle Hotel Properties	11,194,451	0.9
609,300	Liberty Property Trust	23,634,747	2.0
558,725	Macerich Co.	33,584,960	2.8
282,881	Pebblebrook Hotel Trust	6,763,685	0.6
454,500	Post Properties, Inc.	21,697,830	1.8
1,346,702	ProLogis, Inc.	52,440,576	4.4
281,402	Public Storage, Inc.	42,550,796	3.6
355,700	Regency Centers Corp.	18,453,716	1.6
706,300	Senior Housing Properties Trust	17,721,067	1.5
754,189	Simon Property Group, Inc.	119,810,464	10.1
368,600	SL Green Realty Corp.	30,085,132	2.5
955,900	@ Strategic Hotel Capital, Inc.	6,958,952	0.6
842,600	@ Sunstone Hotel Investors, Inc.	9,546,658	0.8
337,500	Tanger Factory Outlet Centers, Inc.	11,910,375	1.0
282,000	Taubman Centers, Inc.	21,635,040	1.8
1,289,104	UDR, Inc.	30,758,021	2.6
665,557	Ventas, Inc.	47,108,124	4.0
435,864	Vornado Realty Trust	34,960,651	3.0

	Total Common Stock
	(Cost $770,803,486)	1,174,131,204	99.0

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
16,028,818	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $16,028,818)	16,028,818	1.4

	Total Short-Term Investments
	(Cost $16,028,818)	16,028,818	1.4

	Total Investments in Securities (Cost $786,832,304)	$ 1,190,160,022	100.4
	Liabilities in Excess of Other Assets	(4,334,010)	(0.4)
	Net Assets	$ 1,185,826,012	100.0

@	Non-income producing security

Cost for federal income tax purposes is $902,234,633.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$288,233,148
Gross Unrealized Depreciation	(307,759)
Net Unrealized Appreciation	$287,925,389

REIT Diversification	Percentage of Net Assets
Retail REITs	27.6%
Specialized REITs	25.4
Residential REITs	17.1
Office REITs	15.1
Diversified REITs	8.0
Industrial REITs	4.4
Hotels, Resorts & Cruise Lines	1.4
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

ING REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,174,131,204	$—	$—	$1,174,131,204
Short-Term Investments	16,028,818	—	—	16,028,818
Total Investments, at fair value	$1,190,160,022	$—	$—	$1,190,160,022

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Consumer Discretionary: 17.9%
125,400	@	Aeropostale, Inc.	1,632,708	0.7
55,346	@	Arctic Cat, Inc.	2,010,720	0.9
37,200	@	Bally Technologies, Inc.	1,776,300	0.8
57,600		Cheesecake Factory	1,995,264	0.9
35,200		Childrens Place Retail Stores, Inc.	1,600,192	0.7
52,196		Cinemark Holdings, Inc.	1,451,049	0.6
88,411		Cooper Tire & Rubber Co.	2,235,030	1.0
101,700		Dana Holding Corp.	1,701,441	0.7
113,200	@	Express, Inc.	2,094,200	0.9
92,000		Finish Line	1,666,120	0.7
27,400		Gildan Activewear, Inc.	1,006,676	0.4
37,677	@	Hibbett Sporting Goods, Inc.	1,990,853	0.9
69,578	@,L	Imax Corp.	1,788,155	0.8
58,400	@	Jack in the Box, Inc.	1,848,944	0.8
50,419		Life Time Fitness, Inc.	2,124,657	0.9
67,002		LKQ Corp.	1,419,772	0.6
17,756	L	Lumber Liquidators	1,050,978	0.4
58,549	L	Monro Muffler, Inc.	2,169,240	0.9
7,040		OfficeMax, Inc.	84,269	0.0
43,255		Pool Corp.	1,977,619	0.8
60,800	@	Sally Beauty Holdings, Inc.	1,686,592	0.7
125,800	L	Smith & Wesson Holding Corp.	1,201,390	0.5
30,363	@	Steiner Leisure Ltd.	1,431,615	0.6
36,558		Vail Resorts, Inc.	2,019,464	0.9
65,231	@	Wet Seal, Inc.	191,779	0.1
27,080		Wyndham Worldwide Corp.	1,631,299	0.7
		41,786,326		17.9

		Consumer Staples: 2.1%
36,900		Casey's General Stores, Inc.	2,088,171	0.9
31,200		Elizabeth Arden, Inc.	1,213,680	0.5
53,650		Flowers Foods, Inc.	1,511,857	0.7
		4,813,708		2.1

		Energy: 6.3%
99,581		Bill Barrett Corp.	1,797,437	0.8
65,400	L	C&J Energy Services, Inc.	1,582,680	0.7
84,200		Carrizo Oil & Gas, Inc.	1,977,858	0.8
28,100	@	Dril-Quip, Inc.	2,310,663	1.0
154,500	@	Key Energy Services, Inc.	1,325,610	0.6
35,800		Rosetta Resources, Inc.	1,742,744	0.7
95,500	@	Swift Energy Co.	1,291,160	0.5
44,000	@	Unit Corp.	2,001,120	0.8
22,200		World Fuel Services Corp.	844,266	0.4
		14,873,538		6.3

		Financials: 9.9%
12,800	@	Affiliated Managers Group, Inc.	1,871,744	0.8
63,700		Colony Financial, Inc.	1,410,955	0.6
49,000		Coresite Realty Corp.	1,587,600	0.7
59,180	@	DFC Global Corp.	1,105,483	0.5
63,687		Financial Engines, Inc.	2,081,291	0.9
34,200		First American Financial Corp.	830,718	0.3
190,634		Hersha Hospitality Trust	1,069,457	0.5
30,400		Home Properties, Inc.	1,897,568	0.8
20,267	@	Portfolio Recovery Associates, Inc.	2,369,719	1.0
26,800		ProAssurance Corp.	1,256,652	0.5
24,941		Signature Bank	1,852,368	0.8
54,534	@	Stifel Financial Corp.	1,883,604	0.8
29,400	@	SVB Financial Group	1,971,564	0.8
58,200		Tanger Factory Outlet Centers, Inc.	2,053,878	0.9
		23,242,601		9.9

		Health Care: 17.2%
34,500		Acorda Therapeutics, Inc.	1,026,375	0.4
54,600		Align Technology, Inc.	1,716,624	0.7
42,300	@	Alkermes PLC	918,333	0.4
8,600		BioMarin Pharmaceuticals, Inc.	498,542	0.2
11,009	@	Bio-Rad Laboratories, Inc.	1,356,309	0.6
34,034	@	Centene Corp.	1,532,211	0.7
25,600		Chemed Corp.	1,976,064	0.8
44,100		Cubist Pharmaceuticals, Inc.	1,871,163	0.8
43,530		Haemonetics Corp.	1,795,612	0.8
109,144	@	Healthsouth Corp.	2,632,553	1.1
47,400		Impax Laboratories, Inc.	939,942	0.4
32,600	@,L	Incyte Corp., Ltd.	723,720	0.3
79,600	L	InterMune, Inc.	706,052	0.3
25,836		IPC The Hospitalist Co., Inc.	1,077,361	0.5
46,471		Luminex Corp.	784,430	0.3
79,200		Masimo Corp.	1,572,120	0.7
37,578		Medicines Co.	1,195,356	0.5
16,275	@	Mednax, Inc.	1,393,466	0.6
98,525	@	Merit Medical Systems, Inc.	1,174,418	0.5
36,300		Momenta Pharmaceuticals, Inc.	462,462	0.2
26,122	@	Nektar Therapeutics	242,151	0.1
22,774	@	Neogen Corp.	1,066,279	0.5
36,200		Omnicell, Inc.	652,324	0.3
28,104	@,L	OncoGenex Pharmaceutical, Inc.	334,157	0.1
8,936		Onyx Pharmaceuticals, Inc.	672,970	0.3
58,300		Optimer Pharmaceuticals, Inc.	706,596	0.3
57,000		Owens & Minor, Inc.	1,735,650	0.7
14,600	@	Salix Pharmaceuticals Ltd.	713,210	0.3
29,100	L	Seattle Genetics, Inc.	818,874	0.4
34,846		Steris Corp.	1,358,994	0.6
41,800		Team Health Holdings, Inc.	1,399,882	0.6
51,652	L	Theravance, Inc.	1,048,019	0.5
25,800	@	Thoratec Corp.	908,418	0.4
8,699		Universal Health Services, Inc.	503,585	0.2
92,922		Vical, Inc.	297,350	0.1

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

68,800	@,L	Vivus, Inc.	737,536	0.3
28,000		WellCare Health Plans, Inc.	1,601,320	0.7
		40,150,428		17.2

		Industrials: 15.6%
76,916		Actuant Corp.	2,339,016	1.0
39,700		Acuity Brands, Inc.	2,704,761	1.2
3,586		Allegiant Travel Co.	287,920	0.1
30,760	@	Clean Harbors, Inc.	1,584,140	0.7
22,400		Corporate Executive Board Co.	1,212,736	0.5
47,900		EnPro Industries, Inc.	2,228,787	1.0
21,600	@	Genesee & Wyoming, Inc.	1,933,632	0.8
28,093		Geo Group, Inc.	970,332	0.4
49,957		Gorman-Rupp Co.	1,440,760	0.6
67,295		Healthcare Services Group	1,621,809	0.7
56,287	@	HUB Group, Inc.	2,123,708	0.9
28,700		Huron Consulting Group, Inc.	1,124,753	0.5
152,700		Knight Transportation, Inc.	2,391,282	1.0
21,539		Regal-Beloit Corp.	1,664,534	0.7
57,300		Simpson Manufacturing Co., Inc.	1,667,430	0.7
22,596	@	SYKES Enterprises, Inc.	335,777	0.2
28,000		Teledyne Technologies, Inc.	2,060,240	0.9
41,900		Toro Co.	1,889,690	0.8
29,112	@	TrueBlue, Inc.	564,482	0.2
59,866		Waste Connections, Inc.	2,048,016	0.9
12,800		Watsco, Inc.	996,736	0.4
29,200		Watts Water Technologies, Inc.	1,370,648	0.6
52,400		Woodward Governor Co.	1,961,332	0.8
		36,522,521		15.6

		Information Technology: 21.1%
67,785		Advanced Energy Industries, Inc.	1,222,841	0.5
21,403	@	Ansys, Inc.	1,622,347	0.7
92,000		Aruba Networks, Inc.	2,292,640	1.0
91,900	@	Aspen Technology, Inc.	2,826,844	1.2
107,296		Bankrate, Inc.	1,207,080	0.5
83,726		Blackbaud, Inc.	2,327,583	1.0
79,033		Cardtronics, Inc.	2,083,310	0.9
27,726		Coherent, Inc.	1,601,454	0.7
41,100		DealerTrack Holdings, Inc.	1,212,039	0.5
55,800		Exa Corp.	551,862	0.2
55,400		ExactTarget, Inc.	1,235,420	0.5
13,203		Faro Technologies, Inc.	559,147	0.2
126,338		Formfactor, Inc.	634,217	0.3
230,321	@	Integrated Device Technology, Inc.	1,566,183	0.7
50,200		j2 Global, Inc.	1,791,136	0.8
47,700	L	Liquidity Services, Inc.	1,624,185	0.7
51,856		LogMeIn, Inc.	926,148	0.4
49,300	@	Micros Systems, Inc.	2,110,040	0.9
49,600		MKS Instruments, Inc.	1,346,144	0.6
54,678		Monolithic Power Systems, Inc.	1,344,532	0.6
59,770		National Instruments Corp.	1,797,881	0.8
25,800		Pegasystems, Inc.	706,662	0.3
45,938	@	Plexus Corp.	1,119,050	0.5
191,300	@	PMC - Sierra, Inc.	1,241,537	0.5
116,500	@	Polycom, Inc.	1,061,315	0.4
113,000	@	PTC, Inc.	2,614,820	1.1
60,900		QLIK Technologies, Inc.	1,583,400	0.7
62,500	@	Riverbed Technolgoy, Inc.	955,000	0.4
50,700		SciQuest, Inc.	970,905	0.4
69,700	@	Semtech Corp.	2,130,729	0.9
29,300		Sourcefire, Inc.	1,571,359	0.7
53,800	@	Synaptics, Inc.	1,870,088	0.8
55,900		Synchronoss Technologies, Inc.	1,686,503	0.7
		49,394,401		21.1

		Materials: 3.8%
46,310		Buckeye Technologies, Inc.	1,284,176	0.6
89,400		Commercial Metals Co.	1,458,114	0.6
55,500		HB Fuller Co.	2,268,285	1.0
159,600	L	Hecla Mining Co.	740,544	0.3
36,374		Minerals Technologies, Inc.	1,463,690	0.6
61,500		Worthington Industries	1,742,910	0.7
		8,957,719		3.8

	Total Common Stock
	(Cost $189,986,953)	219,741,242		93.9

EXCHANGE-TRADED FUNDS: 2.0%
45,103		iShares Russell 2000 Growth Index Fund	4,631,176	2.0

	Total Exchange-Traded Funds
	(Cost $4,158,188)	4,631,176		2.0

	Total Long-Term Investments
	(Cost $194,145,141)	224,372,418		95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.7%
		Securities Lending Collateralcc(1): 5.1%
2,816,706		Barclays Bank PLC, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $2,816,721, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,873,041, due 03/01/13-05/04/37)	2,816,706	1.2

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

2,816,706	Citigroup, Inc., Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $2,816,721, collateralized by various U.S. Government Agency Obligations, 1.372%-8.000%, Market Value plus accrued interest $2,873,249, due 04/01/13-08/01/46)	2,816,706	1.2
592,957	Daiwa Capital Markets, Repurchase Agreement dated 01/02/13, 0.22%, due 03/01/13 (Repurchase Amount $593,164, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.114%, Market Value plus accrued interest $604,817, due 07/17/13-03/01/43)	592,957	0.3
2,816,706	Deutsche Bank AG, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $2,816,721, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,873,042, due 04/01/13-02/15/53)	2,816,706	1.2
2,816,706	Goldman Sachs & Co., Repurchase Agreement dated 02/28/13, 0.18%, due 03/01/13 (Repurchase Amount $2,816,720, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,873,051, due 04/15/13-09/27/32)	2,816,706	1.2
		11,859,781	5.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
8,486,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $8,486,000)	8,486,000	3.6

	Total Short-Term Investments
	(Cost $20,345,781)	20,345,781	8.7

	Total Investments in Securities (Cost $214,490,922)	$ 244,718,199	104.6
	Liabilities in Excess of Other Assets	(10,724,906)	(4.6)
	Net Assets	$ 233,993,293	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $216,712,659.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$37,814,035
Gross Unrealized Depreciation	(9,808,495)
Net Unrealized Appreciation	$28,005,540

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$219,741,242	$—	$—	$219,741,242
Exchange-Traded Funds	4,631,176	—	—	4,631,176
Short-Term Investments	8,486,000	11,859,781	—	20,345,781
Total Investments, at fair value	$232,858,418	$11,859,781	$—	$244,718,199

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING VALUE CHOICE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 9.8%
125,659		Comcast Corp. – Class A	4,999,972	1.9
77,265		Delphi Automotive PLC	3,233,540	1.3
72,270		Foot Locker, Inc.	2,470,911	1.0
150,355		Lowe's Cos., Inc.	5,736,043	2.2
74,087		Macy's, Inc.	3,044,976	1.2
61,740	@	Penn National Gaming, Inc.	3,077,739	1.2
39,222		Six Flags Entertainment Corp.	2,620,422	1.0
		25,183,603		9.8

		Consumer Staples: 7.3%
80,940		Hillshire Brands Co.	2,622,456	1.0
87,433		Kraft Foods Group, Inc.	4,237,877	1.6
29,597		Philip Morris International, Inc.	2,715,525	1.1
122,565		Procter & Gamble Co.	9,337,002	3.6
		18,912,860		7.3

		Energy: 15.8%
32,230		Anadarko Petroleum Corp.	2,564,863	1.0
180,956		Arch Coal, Inc.	946,400	0.4
20,154		EOG Resources, Inc.	2,533,559	1.0
175,796		ExxonMobil Corp.	15,742,532	6.1
127,112		Halliburton Co.	5,276,419	2.0
51,472		Noble Corp.	1,843,727	0.7
58,470		Occidental Petroleum Corp.	4,813,835	1.9
60,467	@	Rowan Companies PLC	2,091,554	0.8
46,752		Royal Dutch Shell PLC - Class A ADR	3,069,269	1.2
75,176		Statoil ASA ADR	1,874,138	0.7
		40,756,296		15.8

		Financials: 27.2%
100,509	L	AllianceBernstein Holding LP	2,314,722	0.9
47,575		Ameriprise Financial, Inc.	3,265,072	1.3
98,240		Blackstone Group LP	1,856,736	0.7
99,782		Citigroup, Inc.	4,187,851	1.6
50,480		EPR Properties	2,462,919	1.0
218,181		Fifth Third Bancorp.	3,455,987	1.4
150,446		Host Hotels & Resorts, Inc.	2,507,935	1.0
117,398		Invesco Ltd.	3,145,092	1.2
165,065		JPMorgan Chase & Co.	8,074,980	3.1
118,214		Lincoln National Corp.	3,492,042	1.4
52,478		PNC Financial Services Group, Inc.	3,274,102	1.3
46,303		Prudential Financial, Inc.	2,573,058	1.0
363,091		Regions Financial Corp.	2,777,646	1.1
114,128		SunTrust Bank	3,148,791	1.2
49,208		Travelers Cos., Inc.	3,957,307	1.5
138,824		US Bancorp.	4,717,240	1.8
95,424		Weingarten Realty Investors	2,924,746	1.1
234,615		Wells Fargo & Co.	8,230,294	3.2
128,475		XL Group PLC	3,679,524	1.4
		70,046,044		27.2

		Health Care: 10.0%
39,040		Abbott Laboratories	1,319,161	0.5
30,939		Amgen, Inc.	2,828,134	1.1
84,801		Medtronic, Inc.	3,812,653	1.5
172,055		Merck & Co., Inc.	7,351,910	2.9
377,437		Pfizer, Inc.	10,330,451	4.0
		25,642,309		10.0

		Industrials: 9.5%
68,003		Ametek, Inc.	2,844,566	1.1
36,951		Boeing Co.	2,841,532	1.1
123,012		CSX Corp.	2,821,895	1.1
25,818		Fluor Corp.	1,598,134	0.6
49,300		General Dynamics Corp.	3,350,921	1.3
145,611		General Electric Co.	3,381,087	1.3
21,751		Hubbell, Inc.	2,020,885	0.8
21,788		Roper Industries, Inc.	2,715,003	1.1
20,881		Union Pacific Corp.	2,862,994	1.1
		24,437,017		9.5

		Information Technology: 6.4%
63,827		Automatic Data Processing, Inc.	3,916,425	1.5
321,778		Cisco Systems, Inc.	6,709,072	2.6
95,424		Microchip Technology, Inc.	3,480,113	1.4
81,714		Microsoft Corp.	2,271,649	0.9
		16,377,259		6.4

		Materials: 3.7%
38,397		Eastman Chemical Co.	2,677,423	1.0
73,996		International Paper Co.	3,256,564	1.3
73,360		Nucor Corp.	3,304,868	1.3
7,962		Packaging Corp. of America	332,652	0.1
		9,571,507		3.7

		Telecommunication Services: 1.5%
108,044		CenturyTel, Inc.	3,745,886	1.5

		Utilities: 6.1%
165,701		CenterPoint Energy, Inc.	3,550,973	1.4
57,471		DTE Energy Co.	3,839,063	1.5
41,855		Entergy Corp.	2,605,892	1.0
146,270		Great Plains Energy, Inc.	3,193,074	1.2
162,000	L,X	Mirant Corp.	–	–
133,740		NV Energy, Inc.	2,642,702	1.0
		15,831,704		6.1

	Total Common Stock
	(Cost $225,914,499)	250,504,485		97.3

ING VALUE CHOICE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 1.0%
392,176	Cantor Fitzgerald, Repurchase Agreement dated 02/28/13, 0.21%, due 03/01/13 (Repurchase Amount $392,178, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.997%, Market Value plus accrued interest $400,020, due 02/06/14-05/01/51)	392,176	0.2
1,000,000	Citigroup, Inc., Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.372%-8.000%, Market Value plus accrued interest $1,020,074, due 04/01/13-08/01/46)	1,000,000	0.4
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 04/01/13-02/15/53)	1,000,000	0.4
		2,392,176	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
3,677,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $3,677,000)	3,677,000	1.4

	Total Short-Term Investments
	(Cost $6,069,176)	6,069,176	2.4

	Total Investments in Securities (Cost $231,983,675)	$ 256,573,661	99.7
	Assets in Excess of Other Liabilities	778,474	0.3
	Net Assets	$ 257,352,135	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $232,112,728.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,877,750
Gross Unrealized Depreciation	(1,416,817)
Net Unrealized Appreciation	$24,460,933

ING VALUE CHOICE FUND	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,183,603	$—	$—	$25,183,603
Consumer Staples	18,912,860	—	—	18,912,860
Energy	40,756,296	—	—	40,756,296
Financials	70,046,044	—	—	70,046,044
Health Care	25,642,309	—	—	25,642,309
Industrials	24,437,017	—	—	24,437,017
Information Technology	16,377,259	—	—	16,377,259
Materials	9,571,507	—	—	9,571,507
Telecommunication Services	3,745,886	—	—	3,745,886
Utilities	15,831,704	—	—	15,831,704
Total Common Stock	250,504,485	—	—	250,504,485
Short-Term Investments	3,677,000	2,392,176	—	6,069,176
Total Investments, at fair value	$254,181,485	$2,392,176	$—	$256,573,661

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 25, 2013